UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

Name of Fund:

100 INTERNATIONAL DRIVE, BALTIMORE, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Premier Bond Fund

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: 07/01/2016–06/30/2017

Item 1 – Proxy Voting Record:

There were no Proxies Voted on behalf of Western Asset Premier Bond Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10603
Reporting Period: 07/01/2016 - 06/30/2017
Western Asset Premier Bond Fund

======================= Western Asset Premier Bond Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Premier Bond Fund

Date:	August 15, 2017